UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130

13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310

Signature, Place and Date of Signing:


/s/ Richard S. Coons           San Diego, CA            November 14, 2005
--------------------           -------------            -----------------
   [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $74,063
                                         (thousands)

List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                   Viewpoint Investment Partners
                                                        September 30, 2005
                                Title of              Value                       Put/  Invstmt   Other
      Name of Issuer             Class      CUSIP    (x$1000)     Shares  Sh/Prn  Call  Discrtn  Managers   Sole    Shared  None
AAR Corp                          COM     000361105     1,557     90,600    Sh            SOLE     N/A      90,600
AMR Corp                          COM     001765106       840     75,100    Sh            SOLE     N/A      75,100
Apple Computer                    COM     037833100     1,914     35,700    Sh            SOLE     N/A      35,700
Arris Group Inc.                  COM     04269Q100     1,376    116,000    Sh            SOLE     N/A     116,000
AutoDesk Inc                      COM     052769106       933     20,100    Sh            SOLE     N/A      20,100
BioSphere Medical Inc             COM     09066V103       166     29,400    Sh            SOLE     N/A      29,400
Callaway Golf Co                  COM     131193104       806     53,400    Sh            SOLE     N/A      53,400
Chesapeake Energy Corp            COM     165167107     1,530     40,000    Sh            SOLE     N/A      40,000
City National Corp                COM     178566105       385      5,500    Sh            SOLE     N/A       5,500
Colonial Bancgroup Inc.           COM     195493309       302     13,500    Sh            SOLE     N/A      13,500
Comcast Corp New                 CL A     20030N101     2,938    100,000    Sh            SOLE     N/A     100,000
Cypress Semiconductor Corp        COM     232806109     1,668    110,800    Sh            SOLE     N/A     110,800
Digital Riv Inc                   COM     25388B104       871     25,000    Sh            SOLE     N/A      25,000
Dresser-Rand Group Inc            COM     261608103       988     40,100    Sh            SOLE     N/A      40,100
First Advantage Corp             CL A     31845F100       294     10,000    Sh            SOLE     N/A      10,000
Fisher Scientific Intl Inc        COM     338032204       428      6,900    Sh            SOLE     N/A       6,900
Flanders Corp                     COM     338494107       761     62,700    Sh            SOLE     N/A      62,700
Golf Galaxy Inc                   COM     381639103       159     10,000    Sh            SOLE     N/A      10,000
Google Inc                       CL A     38259P508     2,785      8,800    Sh            SOLE     N/A       8,800
Home Depot Inc                    COM     437076102     1,526     40,000    Sh            SOLE     N/A      40,000
Hot Topic Inc                     COM     441339108       920     59,900    Sh            SOLE     N/A      59,900
Huntington Bancshares Inc         COM     446150104       265     11,800    Sh            SOLE     N/A      11,800
Integrated Device Technology      COM     458118106     1,074    100,000    Sh            SOLE     N/A     100,000
Intel Corp                        COM     458140100     1,038     42,100    Sh            SOLE     N/A      42,100
Intersil Corp                    CL A     46069S109     1,738     79,800    Sh            SOLE     N/A      79,800
Ionatron Inc                      COM     462070103       936     92,900    Sh            SOLE     N/A      92,900
Iron Mtn Inc                      COM     462846106       380     10,350    Sh            SOLE     N/A      10,350
Jarden Corp                       COM     471109108     1,170     28,500    Sh            SOLE     N/A      28,500
Kansas City Southern            COM NEW   485170302     1,725     74,000    Sh            SOLE     N/A      74,000
Kendle International Inc          COM     48880L107       431     15,300    Sh            SOLE     N/A      15,300
Keryx Biopharmaceuticals Inc      COM     492515101       410     26,000    Sh            SOLE     N/A      26,000
Kinross Gold Corp             COM NO PAR  496902404     1,163    151,400    Sh            SOLE     N/A     151,400
Komag Inc                         COM     500453204       959     30,000    Sh            SOLE     N/A      30,000
Kulicke & Soffa Inds Inc          COM     501242101     2,416    333,200    Sh            SOLE     N/A     333,200
M Sys Flash Disk Pioneers LT      ORD     M7061C100       898     30,000    Sh            SOLE     N/A      30,000
Marshall & Ilsely Corp            COM     571834100       300      6,900    Sh            SOLE     N/A       6,900
McDonalds Corp                    COM     580135101     1,005     30,000    Sh            SOLE     N/A      30,000
MCF Corp                          COM     580395101        26     25,000    Sh            SOLE     N/A      25,000
MEMC Matls Inc                    COM     552715104     1,509     66,200    Sh            SOLE     N/A      66,200
Micron Technology Inc             COM     595112103     2,962    185,100    Sh            SOLE     N/A     185,100
National Oilwell Varco Inc        COM     637071101     1,981     30,100    Sh            SOLE     N/A      30,100
Nektar Therapeutics               COM     640268108     1,993    117,600    Sh            SOLE     N/A     117,600
Netflix Com Inc                   COM     64110L106       650     25,000    Sh            SOLE     N/A      25,000
Newmont Mining Corp               COM     651639106     2,127     45,100    Sh            SOLE     N/A      45,100
Northern Tr Corp                  COM     665859104       324      6,400    Sh            SOLE     N/A       6,400
Novatel Wireless Inc            COM NEW   66987M604     2,427    167,700    Sh            SOLE     N/A     167,700
Omnicare Inc                      COM     681904108       264      4,700    Sh            SOLE     N/A       4,700
ON2 Technologies Inc              COM     68338A107       260    306,200    Sh            SOLE     N/A     306,200
Openwave Sys Inc                  COM     683718308       228     12,700    Sh            SOLE     N/A      12,700
Petroleum Helicopters Inc         COM     716604202       450     14,500    Sh            SOLE     N/A      14,500
Pike Elec Corp                    COM     721283109     1,927    102,900    Sh            SOLE     N/A     102,900
PortalPlayer Inc                  COM     736187204     1,558     56,800    Sh            SOLE     N/A      56,800
Providence Svc Corp               COM     743815102       621     20,300    Sh            SOLE     N/A      20,300
Scientific Atlanta Inc            COM     808655104     1,898     50,600    Sh            SOLE     N/A      50,600
Seagate Technology                SHS     G7945J104     1,182     74,600    Sh            SOLE     N/A      74,600
Semiconductor Hldrs Tr         DEP RCPT   816636203       610     16,500    Sh            SOLE     N/A      16,500
Smith Micro Software Inc          COM     832154108     1,192    177,600    Sh            SOLE     N/A     177,600
Starbucks Corp                    COM     855244109       401      8,000    Sh            SOLE     N/A       8,000
TCF Finl Corp                     COM     872275102       273     10,200    Sh            SOLE     N/A      10,200
Teradyne Inc                      COM     880770102       825     50,000    Sh            SOLE     N/A      50,000
Texas Capital Bancshares Inc      COM     88224Q107       212     10,000    Sh            SOLE     N/A      10,000
Tidewater Inc                     COM     886423102       973     20,000    Sh            SOLE     N/A      20,000
Time Warner Inc                   COM     887317105     2,255    124,500    Sh            SOLE     N/A     124,500
TradeStation Group Inc            COM     89267P105       178     17,600    Sh            SOLE     N/A      17,600
URS Corp New                      COM     903236107     1,212     30,000    Sh            SOLE     N/A      30,000
U S Concrete Inc                  COM     90333L102       628     81,500    Sh            SOLE     N/A      81,500
Websidestory Inc                  COM     947685103       432     24,400    Sh            SOLE     N/A      24,400
Webster Finl Corp Conn            COM     947890109       225      5,000    Sh            SOLE     N/A       5,000
Yahoo Inc                         COM     984332106     2,399     70,900    Sh            SOLE     N/A      70,900
Zumiez Inc                        COM     989817101     1,308     40,100    Sh            SOLE     N/A      40,100


03409.0001 #616631